Schedule V-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule V-Valuation and Qualifying Accounts
Schedule V-Valuation and Qualifying Accounts

Union Security Insurance Company
as of December 31, 2012, 2011 and 2010
Schedule V — Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
2012:
Valuation allowance for mortgage loans on real estate	$5,381	$(1,735)	$0	$0	$3,646
Valuation allowance for uncollectible agents balances	4,655	(67)	0	58	4,530
Valuation allowance for uncollectible accounts	43	(27)	0	0	16
Total	$10,079	$(1,829)	$0	$58	$8,192
2011:
Valuation allowance for deferred tax assets	$10,523	$(10,523)	$0	$0	$0
Valuation allowance for mortgage loans on real estate	12,434	679	0	7,732	5,381
Valuation allowance for uncollectible agents balances	4,671	(16)	0	0	4,655
Valuation allowance for uncollectible accounts	0	43	0	0	43
Total	$27,628	$(9,817)	$0	$7,732	$10,079
2010:
Valuation allowance for deferred tax assets	$10,415	$108	$0	$0	$10,523
Valuation allowance for mortgage loans on real estate	8,552	3,882	0	0	12,434
Valuation allowance for uncollectible agents balances	4,811	(121)	0	19	4,671
Total	$23,778	$3,869	$0	$19	$27,628